COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
Indemnity cost	$ 0	$ 0	$ 0
Accrued loss contingency	$ 10,000